1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

February 16, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Managed High Yield Plus Fund Inc. (“Fund”)

File No. 811-08765

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material (“Proxy Materials”) for the Fund’s Annual Meeting of Shareholders to be held on April 21, 2016. Definitive copies of the Proxy Materials will be mailed starting on or about February 29, 2016.

No fee is required in connection with this filing. Should you have any questions or comments, please contact me at 202-261-3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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